[ROPES & GRAY LETTERHEAD]

January 28, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attn: John Grzeskiewicz

Re:	DWS Variable Series I (the “Registrant”); File No.811-04257

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS Janus Growth & Income VIP (“Janus Growth & Income”), a series of DWS Variable Series II, into DWS Capital Growth VIP, a series of the Registrant (the “Merger”).

It is currently expected that a special meeting of shareholders of Janus Growth & Income will be held on April 9, 2009. Accordingly, we plan to mail the proxy materials to Janus Growth & Income shareholders around March 3, 2009. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by February 25, 2009, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (617) 951-7109.

Sincerely,

/s/Yana D. Guss

YDG

Enclosures